Financial Instruments - Summary of Changes in Level 3 Assets and Liabilities (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Balance at the beginning of the year		₨ 1,175,822
Translation adjustment		3		₨ 27
Balance at the end of the year		1,152,459	$ 13,831	1,175,822
Level 3 [member] | Equity instruments [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Balance at the beginning of the year		19,321		16,324
Additions		1,277		2,093
Disposals	[1],[2]	(416)		(632)
Unrealized gain/(loss) recognized in consolidated statement of income		(136)		(2)
Gain/(loss) recognized in other comprehensive income		(485)		291
Translation adjustment		565		1,247
Balance at the end of the year		₨ 20,126		₨ 19,321

[1]	(2) During the year ended March 31, 2024, the Company sold its shares in Moogsoft (Herd) Inc. at a fair value of ₹ 179 and recognized a cumulative loss of ₹ 91 in other comprehensive income.
[2]

(1) During the year ended March 31, 2023, the Company sold its shares in Vicarious FPC, Inc. and Harte Hanks Inc. at a fair value of ₹ 1,150 and recognized a cumulative gain of ₹ 30 in other comprehensive income.